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Accrued Interest Date:                                                                                     Collection Period Ending:
25-Oct-06                                                                                                                  31-Oct-06
Distribution Date:                                BMW Vehicle Owner Trust 2006-A                                            Period #
27-Nov-06                                         ------------------------------                                                  20
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Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268     $1,059,426,564
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $41,391,210
     Overcollateralization                                                       $374         $1,270,964
     Class A-1 Notes                                                     $323,000,000       $230,768,389
     Class A-2 Notes                                                     $308,000,000       $308,000,000
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                 $1,107,370,803
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $31,914,811
           Receipts of Pre-Paid Principal                                 $15,958,948
           Liquidation Proceeds                                               $45,207
           Principal Balance Allocable to Gross Charge-offs                   $25,273
        Total Principal  Reduction                                        $47,944,240

        Interest Collections
           Receipts of Interest                                            $4,786,429
           Servicer Advances                                                  $14,399
           Reimbursement of Previous Servicer Advances                             $0
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                          $9,997
           Net Investment Earnings                                            $12,658
        Total Interest Collections                                         $4,823,483

     Total Collections                                                    $52,742,450

     Ending Receivables Outstanding                                    $1,059,426,564

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance                 $122,661
     Current Period Servicer Advance                                          $14,399
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                   $137,061

Collection Account
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     Deposits to Collection Account                                       $52,742,450

     Distribution Amounts Due
        Servicing Fees Due                                                   $922,809
        Class A Noteholder Interest Distribution Due                       $4,876,469
        First Priority Principal Distribution Due                         $20,612,290
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                $55,349,308
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $922,809
        Amounts Deposited into Note Distribution Account                  $51,819,641
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $52,742,450

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $51,819,641
     Interest Distribution to Noteholders                                  $4,984,387
     Principal Distribution to Noteholders                                $46,835,254
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $51,819,641

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                       $1,588,025              $4.92
     Class A-2 Notes                                                       $1,360,333              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance     Per $1,000       Factor
     Class A-1 Notes                                                      $46,835,254       $230,768,389        $145.00       71.45%
     Class A-2 Notes                                                               $0       $308,000,000          $0.00      100.00%
     Class A-3 Notes                                                               $0       $280,000,000          $0.00      100.00%
     Class A-4 Notes                                                               $0       $173,044,000          $0.00      100.00%
     Class B Notes                                                                 $0        $24,952,000          $0.00      100.00%

Carryover Shortfalls

                                                                Prior Period Carryover   Current Payment     Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0             $0
     Class B Interest Carryover Shortfall                                          $0                 $0             $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       60,860             59,495
     Weighted Average Remaining Term                                            47.96              47.37
     Weighted Average Annual Percentage Rate                                    5.55%              5.54%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $960,819,223             90.69%
        1-29 days                                                         $87,766,523              8.28%
        30-59 days                                                         $9,127,138              0.86%
        60-89 days                                                         $1,713,680              0.16%
        90-119 days                                                                $0              0.00%
        120-149 days                                                               $0              0.00%
        Total                                                          $1,059,426,564            100.00%
        Delinquent Receivables +30 days past due                          $10,840,818              1.02%


     Write-offs
        Gross Principal Write-Offs for Current Period                         $25,273
        Recoveries for Current Period                                          $9,997
        Net Write-Offs for Current Period                                     $15,276

        Cumulative Realized Losses                                            $15,276


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                     $205,379                  6
        Ending Period Repossessed Receivables Balance                        $762,282                 23
        Principal Balance of 90+ Day Repossessed Vehicles                          $0                  0



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $43,062,322
     Beginning Period Amount                                              $43,062,322
     Current Distribution Date Required Amount                            $41,391,210
     Current Period Release                                                $1,671,111
     Ending Period Amount                                                 $41,391,210
     Next Distribution Date Required Amount                               $39,760,951

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $12,658
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                                     $374
     Ending Period Target Credit Enhancement OC Amount                     $9,952,951
     Ending Period Amount                                                  $1,270,964
     Current Period Release                                                        $0

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